Expense Example, No Redemption - Class C	Delaware Ivy California Municipal High Income Fund Expense Example, No Redemption, 1 Year	Delaware Ivy California Municipal High Income Fund Expense Example, No Redemption, 3 Years	Delaware Ivy California Municipal High Income Fund Expense Example, No Redemption, 5 Years	Delaware Ivy California Municipal High Income Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Corporate Bond Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Corporate Bond Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Corporate Bond Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Corporate Bond Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Emerging Markets Local Currency Debt Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Emerging Markets Local Currency Debt Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Government Securities Fund Expense Example, No Redemption, 10 Years	Delaware Ivy International Small Cap Fund Expense Example, No Redemption, 1 Year	Delaware Ivy International Small Cap Fund Expense Example, No Redemption, 3 Years	Delaware Ivy International Small Cap Fund Expense Example, No Redemption, 5 Years	Delaware Ivy International Small Cap Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Multi-Asset Income Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Strategic Income Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Strategic Income Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Strategic Income Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Strategic Income Fund Expense Example, No Redemption, 10 Years	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 1 Year	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 3 Years	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 5 Years	Delaware Ivy Total Return Bond Fund Expense Example, No Redemption, 10 Years
USD ($)	158	626	1,120	2,483	164	600	1,063	2,344	183	841	1,524	3,347	167	605	1,070	2,356	202	806	1,436	3,132	178	641	1,130	2,480	170	648	1,152	2,540	198	743	1,314	2,868